Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liability) asset	$ (128,180)	$ (127,534)	$ (167,882)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(40,491)	(88,368)
Deferred income tax liability	322,325	292,858
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	4,369	9,467
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	27,191	25,687
Deferred income tax liability	(654)	203
Decommissioning and restoration obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	29,870	37,902
Asset retirement obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(9,609)	(1,588)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	93,892	110,374
Deferred income tax liability	(58,777)	(78,607)
Share issue and debt costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	17,984	8,972
Embedded derivative (prepayment option) [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	0	(13,137)
Deferred revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	1,661	(809)
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(892)	3,982
Deferred income tax liability	(3,647)	7,702
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	133,584	94,070
Deferred income tax liability	249,638	220,568
Deferred income tax (liability) asset	$ (116,054)	$ (126,498)